U. S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Industrial Income Fund, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

               _X_

3.    Investment Company Act File Number:             811-0893

      Securities Act File Number:               2-15382

4(a)  Last day of fiscal year for which this Form is filed:        June 30, 1998

4(b)  ____   Check  box  if  this  Form  is being filed late (i.e., more than 90
             calendar days after the end   of   the issuer's fiscal year).  (See
             Instruction A.2)

4(c)  ____   Check box if this is the last time the  issuer  will be filing this
             Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)           $1,362,399,070
                                                --------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                    $1,164,991,454
                                                --------------

      (iii) Aggregate  price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 1, 1995 that
            were not previously used to reduce
            registration fees payable to the
            Commission                          $504,458,629
                                                ------------

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]        $1,669,450,083
                                                --------------
      (v)   Net sales - if item 5(i) is greater
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                     $0
                                                --

      (vi)  Redemption credits available for
            use in future years - if item 5(i)
            is less than item 5(iv)
            [subtract item 5(iv) from
            item 5(i)]                          $307,051,013
                                                ------------

      (vii) Multiplier for determining
            registration fee
            (See Instruction C.9)               x0.000295
                                                ---------

      (viii)Registration fee due [multiply
            item 5(v) by item 5(vii)]
            (enter "0" if no fee is due):       =$0
                                                ---
6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      _____none_________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      _____none__________.

7.    Interest due - if this Form is being
      filed more than 90 days after the end
      of the Issuer's fiscal year
      (see instruction D) :                     +$0
                                                ---

8.    Total of the amount of the registration
      fee due plus any interest due
      [line 5(viii) plus line 7]:               =$0
                                                ---
9.    Date of the registration fee and any interest  payment was   sent  to  the
      Commission's lockbox depository:

            Method of Delivery:
                              ___   Wire Transfer
                              ___   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                              INVESCO Industrial Income Fund, Inc.


                              By:/s/ Mark H. Williamson
                                 ----------------------
                                 Mark H. Williamson
                                 President

Date: September 23, 1998